UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hermes Fund Manager (North America) LP
Address: 75 Park Plaza, 2nd Floor
         Boston, MA  02116

13F File Number:  028-13889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ann F. Keitner
Title:     Chief Compliance Officer / Chief Operating Officer
Phone:     617-892-8992

Signature, Place, and Date of Signing:

 /s/ Ann F. Keitner     Boston, MA     October 19, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $442,717 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105    22108   364816 SH       SOLE                   364816        0        0
AIR PRODS & CHEMS INC          COM              009158106     9071   118781 SH       SOLE                   118781        0        0
ALLERGAN INC                   COM              018490102    20035   243200 SH       SOLE                   243200        0        0
AMPHENOL CORP NEW              CL A             032095101    11518   282501 SH       SOLE                   282501        0        0
APACHE CORP                    COM              037411105    18260   227564 SH       SOLE                   227564        0        0
BAIDU INC                      SPON ADR REP A   056752108    10889   101849 SH       SOLE                   101849        0        0
CABOT OIL & GAS CORP           COM              127097103     8497   137255 SH       SOLE                   137255        0        0
CHART INDS INC                 COM PAR $0.01    16115Q308     8438   200103 SH       SOLE                   200103        0        0
CME GROUP INC                  COM              12572Q105    14500    58848 SH       SOLE                    58848        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601    10292   693531 SH       SOLE                   693531        0        0
CROWN CASTLE INTL CORP         COM              228227104    19762   485920 SH       SOLE                   485920        0        0
DICKS SPORTING GOODS INC       COM              253393102    10760   321575 SH       SOLE                   321575        0        0
DIGITAL RLTY TR INC            COM              253868103    21362   387275 SH       SOLE                   387275        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     9120   299513 SH       SOLE                   299513        0        0
GOOGLE INC                     CL A             38259P508    13339    25932 SH       SOLE                    25932        0        0
HALLIBURTON CO                 COM              406216101    11034   361533 SH       SOLE                   361533        0        0
MCKESSON CORP                  COM              58155Q103    21027   289223 SH       SOLE                   289223        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    20913   303837 SH       SOLE                   303837        0        0
O REILLY AUTOMOTIVE INC NEW    COM              67103H107    18238   273727 SH       SOLE                   273727        0        0
PRICELINE COM INC              COM NEW          741503403    15430    34331 SH       SOLE                    34331        0        0
PRUDENTIAL FINL INC            COM              744320102    14757   314908 SH       SOLE                   314908        0        0
RESMED INC                     COM              761152107    16478   572355 SH       SOLE                   572355        0        0
SANDISK CORP                   COM              80004C101    13300   329619 SH       SOLE                   329619        0        0
SPECTRA ENERGY CORP            COM              847560109    13982   569998 SH       SOLE                   569998        0        0
SUCCESSFACTORS INC             COM              864596101     9484   412529 SH       SOLE                   412529        0        0
TJX COS INC NEW                COM              872540109    18300   329914 SH       SOLE                   329914        0        0
UNION PAC CORP                 COM              907818108    14966   183250 SH       SOLE                   183250        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    13489   191719 SH       SOLE                   191719        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100     7292   163726 SH       SOLE                   163726        0        0
VISA INC                       COM CL A         92826C839    11057   128986 SH       SOLE                   128986        0        0
VMWARE INC                     CL A COM         928563402    15019   186853 SH       SOLE                   186853        0        0